RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Benefits Paid (Details) - EBP 039	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Distributions to participants or beneficiaries per the financial statements	$ 7,122,453
Add: Deemed distributions of participant loans at December 31, 2025	359,086
Less: Deemed distributions of participant loans at December 31, 2024	(202,405)
Distributions to participants or beneficiaries per Form 5500	$ 7,279,134